Filed with the Securities and Exchange Commission on August 2, 2004
1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 13	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 14	☒

(Check appropriate box or boxes.)
KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

1311 Mamaroneck Ave
White Plains, New York 10605
(Address and Zip Code of Principal Executive Offices)

(800) 930-3828
Registrant's Telephone Number, including Area Code

Leonid Polyakov
1311 Mamaroneck Ave
White Plains, New York 10605
(Name and Address of Agent for Service)

With a copy to:
Michelle Lombardo
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

Shares of Common Stock
(Title of Securities Being Registered)

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ___________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485.

__________, 2004	Prospectus	www.kineticsfunds.com

The Internet Fund The Internet Emerging Growth Fund The Paradigm Fund The Medical Fund The Small Cap Opportunities Fund
Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

OVERVIEW	1
THE INTERNET FUND	2
THE INTERNET EMERGING GROWTH FUND	7
THE PARADIGM FUND	12
THE MEDICAL FUND	17
THE SMALL CAP OPPORTUNITIES FUND	22
MAIN RISKS OF INVESTING IN EACH OF THE FUNDS	27
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS	30
VALUATION OF FUND SHARES	31
HOW TO PURCHASE SHARES	32
HOW TO REDEEM SHARES	33
EXCHANGE PRIVILEGE	36
DISTRIBUTIONS AND TAXES	36
DISTRIBUTION OF SHARES	38
UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE	38
COUNSEL AND INDEPENDENT AUDITORS	39
FINANCIAL HIGHLIGHTS	40

Kinetics Mutual Funds, Inc.

This combined Prospectus discusses the Institutional Class of five series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio).  Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”

Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$100,000
_________, 2004

OVERVIEW

The Internet Fund (the “Internet Fund”) seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”).  The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Internet Emerging Growth Fund (the “Emerging Growth Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Internet Emerging Growth Portfolio (the “Emerging Growth Portfolio”).  The Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign emerging growth companies engaged in the Internet and Internet-related activities.

The Paradigm Fund (the “Paradigm Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”).  The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues.  A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”).  The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”).  The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage, or companies with sound fundamentals that have experienced a short-term earnings shortfall.

The Statement of Additional Information contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund may be appropriate for investors who:

»         wish to invest for the long-term

»         want to diversify their portfolios

»         want to allocate some portion of their long-term investments to growth equity investing

»         are willing to accept the volatility associated with equity investing

1

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Internet Fund is long-term growth of capital.  The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies

The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”), of U.S. and foreign companies engaged in the Internet and Internet-related activities.  The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike.  The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet.  Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»        Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»        Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»        Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»         Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»         Internet Service Providers: Companies that provide users with access to the Internet.

»         Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»         Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»         E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»        Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»        Other Companies:  Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

2

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.  The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments.  The Internet Portfolio may invest up to 20% of its assets in these securities to maintain liquidity.  Some of these short-term instruments include:

»         commercial paper

»         certificates of deposit, demand and time deposits and banker’s acceptances

»         U.S. Government securities (i.e., U.S. Treasury obligations)

»         repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure

The Internet Portfolio has an investment objective identical to that of the Internet Fund.  The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment

Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

»         Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

3

»         Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»         Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»         Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»         Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»         Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»         Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»         Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»         Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment.  Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»         Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Internet Fund

The Institutional Class of the Fund is new and has no performance history.  For this reason, the performance information shown below is for another class of shares (No Load Class) that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.  The past performance of the Internet Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Internet Fund’s No Load Class or the Internet Portfolio will perform in the future.

4

Calendar Year Returns as of 12/31

The Internet Fund – No Load Class

Calendar Year Returns as of 12/31

Best Quarter:	Q1	1999	93.07%
Worst Quarter:	Q2	2000	-33.42%

The total return for the No Load Class for the six-month period ended June 30, 2004 was ____%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2003

	1 Year	3 Years	5 Years	Since Inception1)
The Internet Fund (WWWFX) No Load
Return before taxes	40.11%	-1.03%	8.28%	23.92%
Return after taxes on distributions	40.00%	-1.05%	8.26%	23.89%
Return after taxes on distributions and sale of fund shares(2)	26.12%	-0.88%	7.18%	21.76%
S&P 500 Index(3)	28.68%	-4.04%	-0.57%	8.03%
NASDAQ Composite Index(4)	50.77%	-6.35%	-1.45%	7.24%

(1) The Internet Fund’s No Load Class commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000.  The returns for the two indexes in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class.

(2) The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase.  The Internet Fund’s returns presented above include operating expenses (such as management fees and transaction costs) that reduce returns, while the return of the S&P 500 Index does not.

(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  The index does not include deductions for fees, expenses or taxes.

5

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.14%
Total Annual Fund Operating Expenses	2.39%
Less Expense Waiver and/or Reimbursement(7)	0.15%
Net Annual Fund Operating Expenses(7)	2.24%

(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.

(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.

(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than one month after you purchase them.   If this fee is imposed it would raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemptions” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4) The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5) IRA accounts are assessed a $15.00 annual fee.

(6) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.

(7) The Investment Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee (which is included in Other Expenses) to 0.10% of average daily new assets, at least until December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$227	$700	$1,200	$2,575

6

THE INTERNET EMERGING GROWTH FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Emerging Growth Fund is long-term growth of capital.

Principal Investment Strategies

The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio.  Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities.  The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Emerging Growth Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike.  The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the Investment Adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet.  Such companies’ core business may not be primarily Internet-related.  The Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to the following:

»         Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»         Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»         Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»         Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»         Internet Service Providers: Companies that provide users with access to the Internet.

»         Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»         Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

7

»         E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»         Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»         Other Companies:  Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.  The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments.  The Emerging Growth Portfolio may invest up to 20% of its assets in these securities to maintain liquidity.  Some of these short-term instruments include:

»         commercial paper

»         certificates of deposit, demand and time deposits and banker’s acceptances

»         U.S. Government securities (i.e., U.S. Treasury obligations)

»         repurchase agreements

To the extent that the Emerging Growth Portfolio engages in a temporary, defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.

Fund Structure

The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund.  The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Emerging Growth Fund’s assets directly.

Principal Risks of Investment

Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

»         Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

8

»         Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio’s and therefore, the Emerging Growth Fund’s, investment objective.

»         Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»         Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»         Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»         Emerging, Small and Medium-Size Company Risks: The Emerging Growth Portfolio invests in the equity securities of emerging, small and medium-size companies.  Small and medium-size companies generally have a market capitalization of less than $5 billion.  Emerging companies are those with operating histories of less than three years.  Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies.  These companies may be developing or marketing new products or services for which markets are not yet established and may never be established.  They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business.  Due to these and other factors, these companies may suffer significant losses.

»         Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»         Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio’s shares and therefore, the Emerging Growth Fund’s, shares more susceptible to certain risks than shares of a diversified mutual fund.

»         Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment.  Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»         Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Emerging Growth Fund

The Institutional Class of the Fund is new and has no performance history.  For this reason, the performance information shown below is for another class of shares (No Load Class) that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Emerging Growth Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund’s performance from year to year (on a calendar year basis).  The table shows how the Emerging Growth Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.  The past performance of the Emerging Growth Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund’s No Load Class or the Emerging Growth Portfolio will perform in the future.

9

Calendar Year Returns as of 12/31

The Internet Emerging Growth Fund – No Load Class

Calendar Year Returns as of 12/31

Best Quarter:	Q2	2003	16.93%
Worst Quarter:	Q4	2000	-38.09%

The total return for the No Load Class for the six-month period ended June 30, 2004 was ____%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2003

	1 Year	3 Years	Since Inception(1)
The Internet Emerging Growth Fund (WWWEX) No Load
Return before taxes	33.56%	5.46%	-18.89%
Return after taxes on distributions	33.09%	5.33%	-18.95%
Return after taxes on distributions and sale of fund shares(2)	21.86%	4.60%	-15.19%
S&P 500 Index(3)	28.68%	-4.04%	-5.25%
NASDAQ Composite Index(4)	50.77%	-6.35%	-15.75%

(1) The Emerging Growth Fund’s No Load Class commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000.  The returns for the two indexes in this column have been calculated since the December 31, 1999 inception date of the Emerging Growth Fund’s No Load Class.

(2) The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase.  The Emerging Growth Fund’s returns presented above include operating expenses (such as management fees and transaction costs) that reduce returns, while the return of the S&P 500 Index does not.

(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  The index does not include deductions for fees, expenses or taxes.

10

Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Estimated Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	2.39%
Total Annual Fund Operating Expenses(7)	3.64%
Less Expense Waiver and/or Reimbursement(8)	0.15%
Net Annual Fund Operating Expenses(8)	3.49%

(1) This fee table and the example below reflect the aggregate expenses of the Emerging Growth Fund and the Emerging Growth Portfolio.

(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.

(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than one month after you purchase them.   If this fee is imposed it would raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities.  These fees are never used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemptions” below for a list of the types of accounts and conditions under which this fee will not be assessed

(4) The Emerging Growth Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5) IRA accounts are assessed a $15.00 annual fee.

(6) The management fees paid by the Emerging Growth Fund reflects the proportionate share of fees allocated to the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.

(7) The Investment Adviser to the Emerging Growth Portfolio has voluntarily agreed to waive fees and reimburse expenses so that total annual fund operating expenses do not exceed 2.74%.  These waivers and reimbursements may be discontinued at any time.  Without the fee waivers and expense reimbursements, the annual operating expense would have been 3.64%.

(8) The Investment Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee (which is included in Other Expenses) to 0.10% of average daily new assets, at least until December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$352	$ 1,071	$1,812	$3,765

11

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies

The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies.  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

»         Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»         Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»         Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»         Real Estate Development: Companies that provide commercial real estate property and services.

»         Business Services: Companies that provide business-to-business products and services.

»         Travel & Leisure: Companies that provide transportation and recreational services.

»         Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

12

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments.  The Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity.  Some of these short-term instruments include:

»         commercial paper

»         certificates of deposit, demand and time deposits and banker’s acceptances

»         U.S. Government securities (i.e., U.S. Treasury obligations)

»         repurchase agreements

To the extent that the Paradigm Portfolio engages in a temporary, defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure

The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund.  The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment

Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»         Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»         Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»         Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»         Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»         Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»         Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

13

»         Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»         Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment.  Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»         Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Paradigm Fund

The Institutional Class of the Fund is new and has no performance history.  For this reason, the performance information shown below is for another class of shares (No Load Class) that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Paradigm Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.  The past performance of the Paradigm Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Paradigm Fund’s No Load Class or the Paradigm Portfolio will perform in the future.

Calendar Year Returns as of 12/31

The Paradigm Fund – No Load Class

Calendar Year Returns as of 12/31

Best Quarter:	Q2	2003	20.63%
Worst Quarter:	Q2	2000	-12.55%

The total return for the No Load Class for the six-month period ended June 30, 2004 was ____%.

14

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2003

	1 Year	3 Years	Since Inception(1)
The Paradigm Fund (WWNPX) No Load
Return before taxes	47.87%	12.90%	10.60%
Return after taxes on distributions	47.69%	12.85%	10.56%
Return after taxes on distributions and sale of fund shares(2)	31.16%	11.12%	9.18%
S&P 500 Index(3)	28.68%	-4.04%	-5.25%
NASDAQ Composite Index(4)	50.77%	-6.35%	-15.75%

(1) The Paradigm Fund’s  No Load Class commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000.  The returns for the two indexes in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class.

(2) The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase.  The Paradigm Fund’s returns presented above include operating expenses (such as management fees and transaction costs) that reduce returns, while the return of the S&P 500 Index does not.

(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  The index does not include deductions for fees, expenses or taxes.

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.99%
Total Annual Fund Operating Expenses	2.24%
Less Expense Waiver and/or Reimbursement(7)	0.15%
Net Annual Fund Operating Expenses(7)	2.09%

(1) This fee table and example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.

(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.

(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than one month after you purchase them.   If this fee is imposed it would raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemptions” below for a list of the types of accounts and conditions under which this fee will not be assessed

(4) The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5) IRA accounts are assessed a $15.00 annual fee.

(6) The management fees paid by the Paradigm Fund reflects the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.

(7) The Investment Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee (which is included in Other Expenses) to 0.10% of average daily new assets, at least until December 31, 2004.

15

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$212	$655	$1,124	$2,421

16

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies

The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.  The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities.  Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»         Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»         Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»         Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»         Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

17

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments.  The Medical Portfolio may invest up to 20% of its assets in these securities to maintain liquidity.  Some of these short-term instruments include:

»         commercial paper

»         certificates of deposit, demand and time deposits and banker’s acceptances

»         U.S. Government securities (i.e., U.S. Treasury obligations)

»         repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure

The Medical Portfolio has an investment objective identical to that of the Medical Fund.  The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment

Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»         Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»         Stock Selection Risks: The stocks selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»         Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»         Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

»         Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»         Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small, medium and large-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

18

»         Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»         Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio’s shares, and therefore, the Medical Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»         Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment.  Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»         Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Medical Fund

The Institutional Class of the Fund is new and has no performance history.  For this reason, the performance information shown below is for another class of shares (No Load Class) that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.  The past performance of the Medical Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Medical Fund’s No Load Class or the Medical Portfolio will perform in the future.

19

Calendar Year Returns as of 12/31

The Medical Fund – No Load Class

Calendar Year Returns as of 12/31

Best Quarter:	Q1	2000	26.57%
Worst Quarter:	Q2	2002	-19.65%

The total return for the No Load Class for the six-month period ended June 30, 2004 was ____%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2003

	1 Year	3 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return before taxes	23.19%	-9.04%	11.34%
Return after taxes on distributions	23.19%	-9.11%	11.27%
Return after taxes on distributions and sale of fund shares(2)	15.07%	-7.60%	9.83%
S&P 500 Index(3)	28.68%	-4.04%	-1.62%
NASDAQ Composite Index(4)	50.77%	-6.35%	-6.69%

(1) The Medical Fund’s No Load Class commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000.  The returns for the two indexes in this column have been calculated since the September 30, 1999 inception date for the Medical Fund.

(2) The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase.  The Medical Fund’s returns presented above include operating expenses (such as management fees and transaction costs) that reduce returns, while the return of the S&P 500 Index does not.

(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  The index does not include deductions for fees, expenses or taxes.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

20

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.27%
Total Annual Fund Operating Expenses	2.52%
Less Expense Waiver and/or Reimbursement(7)	0.15%
Net Annual Fund Operating Expenses(7)	2.37%

(1) This fee table and example below  reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.

(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.

(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than one month after you purchase them.  If this fee is imposed it would raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemptions” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4) The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5) IRA accounts are assessed a $15.00 annual fee.

(6) The management fees paid by the Medical Fund reflects the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.

(7) The Investment Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee (which is included in Other Expenses) to 0.10% of average daily new assets, at least until December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$240	$739	$1,265	$2,706

21

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies

The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.  The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria.  Such companies include, but are not limited to the following:

»         Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»         Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»         Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»         Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»         Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments.  The Small Cap Portfolio may invest up to 20% of its assets in these securities to maintain liquidity.  Some of these short-term instruments include:

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»         commercial paper

»         certificates of deposit, demand and time deposits and banker’s acceptances

»         U.S. Government securities (i.e., U.S. Treasury obligations)

»         repurchase agreements

To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure

The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund.  The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment

Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»         Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»         Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s and therefore, the Small Cap Fund’s, investment objective.

»         Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»         Small Company Risks: The Small Cap Portfolio may invest in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»         Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»         Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»        Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment.  Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

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»        Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Small Cap Fund

The Institutional Class of the Fund is new and has no performance history.  For this reason, the performance information shown below is for another class of shares (No Load Class) that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Small Cap Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.  The past performance of the Small Cap Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Small Cap Fund’s No Load Class or the Small Cap Portfolio will perform in the future.

Calendar Year Returns as of 12/31

The Small Cap Opportunities Fund – No Load Class

Calendar Year Returns as of 12/31

Best Quarter:	Q2	2003	16.70%
Worst Quarter:	Q3	2002	-21.56%

The total return for the No Load Class for the six-month period ended June 30, 2004 was ____%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

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Average Annual Total Returns as of 12/31/2003

	1 Year	3 Years	Since Inception(1)
The Small Cap Opportunities Fund (KSCOX) No Load
Return before taxes	66.51%	14.89%	14.76%
Return after taxes on distributions	65.97%	14.66%	14.57%
Return after taxes on distributions and sale of fund shares (2)	43.27%	12.76%	12.74%
S&P 500 Index(3)	28.68%	-4.04%	-5.62%
NASDAQ Composite Index(4)	50.77%	-6.35%	-20.31%

(1) The Small Cap Fund’s No Load Class commenced operations on March 20, 2000 and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000.  The returns for the two indexes in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class.

(2) The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase.  The Small Cap Fund’s returns presented above include operating expenses (such as management fees and transaction costs) that reduce returns, while the return of the S&P 500 Index does not.

(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  The index does not include deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.09%
Total Annual Fund Operating Expenses	2.34%
Less Expense Waiver and/or Reimbursement(7)	0.15%
Net Annual Fund Operating Expenses(7)	2.19%

(1) This fee table and example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.

(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.

(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than one month after you purchase them.   If this fee is imposed it would raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemptions” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4) The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5) IRA accounts are assessed a $15.00 annual fee.

(6) The management fees paid by the Small Cap Fund reflects the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.

(7) The Investment Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee (which is included in Other Expenses) to 0.10% of average daily new assets, at least until December 31, 2004.

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Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$222	$685	$1,175	$2,524

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Main Risks of Investing in each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds

All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio.  The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds

The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk — All Funds

Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund and the Emerging Growth Fund

The value of each Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry.  Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries.  Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies.  These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.  The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio’s shares and your investment in the corresponding Fund.

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Medical Research Industry-Specific Risks—The Medical Fund

Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds

Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

Non-Diversification—All Funds

Each Portfolio is classified as “non-diversified” under federal securities laws which means that one-half of each Portfolio’s assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Portfolio’s total assets.  As a result of their non-diversified status, a Portfolio’s shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

Investment in Small and Medium-Size Companies—All Funds

Each Portfolio may invest in small or medium-size companies.  Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds

Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds

Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns.  Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds

Each Portfolio may invest in derivatives such as options and futures.  The successful use of these investment practices depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly.  Should stock prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments.  Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts.  It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts.  If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively.  In addition, a Portfolio's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds

Investments in debt securities pose different risks.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed income securities having longer maturities involve greater risk of fluctuations in value.

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Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Management of the Funds and the Portfolios

Investment Adviser

Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of six mutual funds with discretionary management authority over approximately $364 million in assets at December 31, 2003.  The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio.  The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets.  However, as a result of fee waivers for certain Portfolios, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2003, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Internet Emerging Growth Portfolio	0.35%
Paradigm Portfolio	0.75%
Medical Portfolio	1.25%
Small Cap Opportunities Portfolio	1.25%

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

The Investment Adviser relies on an Investment Committee for performing its research duties for the Portfolios.

Members of the Investment Committee

Peter B. Doyle is the Chairman of the Board and President of the Company.  He is also the Chief Investment Strategist for all of the Portfolios.  He is primarily responsible for the day-to-day management of each Portfolio’s assets and securities.  In early 1996, Mr. Doyle co-founded the Investment Adviser.  Previously, Mr. Doyle co-founded and has been a Managing Director of Horizon Asset Management.  From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company’s Investment Services Group, where he was responsible for managing approximately $250 million in assets.  During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups.  Mr. Doyle holds a Bachelor of Science in Economics from St. John’s University and a Masters of Business Administration from Fordham University.

Bruce P. Abel has been a member of the Investment Committee since 1999.  Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment.  Prior to joining the Investment Adviser in 1999, Mr. Abel was employed with Brookhaven National Laboratory since 1989 where he worked on researching, developing and implementing technical and scientific programs and systems in the areas of nuclear physics, computer programming, and industrial design.  During that time, Mr. Abel was also a freelance writer for Academic Science News and Review, researching, reporting, and providing scholarly analysis and insight on a myriad of issues and developments in the fields of science and technology.  Mr. Abel has over ten years experience in the fields of science, chemistry, physics, and engineering.  Mr. Abel holds a Masters Degree in Mechanical Engineering with an emphasis on Nuclear Engineering, and has also studied extensively in the areas of Applied Mathematics, Hydrodynamics, Aerodynamics, and Physics.

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Tina Larsson joined the Investment Adviser in 1999.  From 1996 to 1999, Ms. Larsson was an analyst at Horizon Asset Management for the Spin-Off Report, a research service that focuses on spin-offs, and for developing institutional market research.  Ms. Larsson holds a Bachelors of Science in Finance and a Masters of Business Administration from Pace University.

Steven Tuen, CFA, joined the Investment Adviser in 1999. Mr. Tuen’s primary duties include research and analysis of equity securities for investment.  From 1996 to 1999, Mr. Tuen was an analyst and the Director of Research of the IPO Value Monitor, a research service that focuses on initial public offerings.  From 1989 to 1996, Mr. Tuen was an analyst at Bankers Trust Company where he became a portfolio manager in the Private Banking Group.  Mr. Tuen holds a Bachelor of Science in Business Administration from the City University of New York and is a Chartered Financial Analyst.

Murray Stahl is the Director of Research of the Investment Adviser.  Mr. Stahl has been Chairman and a co-founder of Horizon Asset Management since 1994.  Immediately prior to that, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets.  As the senior fund manager, he directed the investments of three of the bank’s Common Trust Funds, the Special Opportunity, Utility, and Tangible Assets Funds.  Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation development.  Mr. Stahl holds a Bachelor of Arts in Economics and a Masters of Arts in History from the City University of New York and a Masters of Business Administration from Pace University.

Valuation of Fund Shares

Shares of each Fund’s Institutional Class are sold at net asset value per share (“NAV”), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of each Portfolio is calculated at the same time and in generally the same manner (i.e. assets-liabilities/ # of shares = NAV) as those of each Fund’s Classes.

Each Portfolio’s securities are valued each day at the last quoted market price on the securities’ principal exchange.  If market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.  Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Trading in Foreign Securities

Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s net asset value.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

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How to Purchase Shares

In General

Institutional Class shares of the Funds are sold to institutions, such as banks, trust companies, thrift institutions, corporations and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based, management fees.  If you are purchasing Institutional Class shares through a financial institution, you must follow the procedures established by your institution.  Your financial institution is responsible for sending your purchase order and wiring payment to the Fund’s transfer agent.  Your financial institution holds the shares in your name and receives all confirmations of purchases and sales.  Financial institutions placing orders for themselves or on behalf of their customers should call the Funds toll free at 800-930-3828, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Institutional Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV next computed after an order is received.  The minimum initial investment is $1,000,000.  The minimum subsequent investment for all types of accounts is $100,000.  Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so.  A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear due to insufficient funds.  Your order will not be accepted until the completed Account Application is received by the Funds or their transfer agent.

Investing by Telephone

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.

The minimum telephone purchase is $10,000.  You may not make your initial purchase of a Fund’s shares by telephone.

Purchase By Mail

To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to [NAME OF FUND,] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail                                                                                          Overnight or Express Mail

Kinetics Mutual Funds, Inc.                                                              Kinetics Mutual Funds, Inc.

[NAME OF FUND]                                                                             [NAME OF FUND]

c/o U.S. Bancorp Fund Services, LLC                                              c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701                                                                                          615 East Michigan Street, 3rd Floor

Milwaukee, WI 53201-0701                                                                 Milwaukee, WI 53202

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The Funds will not accept payment in cash, including cashier’s checks or money orders, unless the cashier’s checks or money orders are in excess of $10,000.  Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire

Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received.  No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

·        Wire to:                          U.S. Bank, N.A.

·        ABA Number:               075000022

·        Credit:                            U.S. Bancorp Fund Services, LLC

·        Account:                       112-952-137

·        Further Credit:              Kinetics Mutual Funds, Inc.

                                        [NAME OF FUND]

                                        (Shareholder Name/Account Registration)

                                        (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

Subsequent Investments

You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $10,000).  You must call to notify each Fund in which you are investing at (800) 930-3828 before wiring.  A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail.  All purchase requests must include your shareholder account number.

How to Redeem Shares

In General

Orders to sell or “redeem” Institutional Class shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution.  Your financial institution is responsible for sending your order to the Funds’ transfer agent and for crediting your account with the proceeds.

You may redeem part or all of each Fund’s shares on any business day that the Fund calculates its NAV.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared.  This may take up to 12 days.

Redemption requests will be sent to the address of record.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

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A signature guarantee of each owner is required in the following situations:

»         If ownership is changed on your account

»         When redemption proceeds are sent to a different address than that registered on the account

»         If the proceeds are to be made payable to someone other than the account’s owner(s)

»         Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»         If a change of address request has been received by the Funds’ transfer agent within the last 15 days

Written Redemption

You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail                                                                                          Overnight or Express Mail

Kinetics Mutual Funds, Inc.                                                              Kinetics Mutual Funds, Inc.

[NAME OF FUND]                                                                             [NAME OF FUND]

c/o U.S Bancorp Fund Services, LLC                                               c/o U.S. Bancorp  Fund Services, LLC

P.O. Box 701                                                                                          615 East Michigan Street, 3rd Floor

Milwaukee, WI 53201-0701                                                                 Milwaukee, WI 53202

Requests for redemption in "good order" must:

»         indicate the name of the Fund,

»         be signed exactly as the shares are registered, including the signature of each owner,

»         specify the number of shares or dollar amount to be redeemed,

»         indicate your account registration number, and

»         include your social security number or tax identification number.

Telephone Redemption

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $10,000, by instructing the Fund in which you are invested by phone at (800) 930-3828.  A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»         that you correctly state your Fund account number

»         the name in which your account is registered

»         the social security or tax identification number under which the account is registered

Wire Redemption

Wire transfers may be arranged to redeem shares.  However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $10,000.

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The Funds’ Right to Redeem an Account

Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $100,000, other than as a result of a decline in the NAV of a Fund or unless the shareholder is an active participant in the AIP.  Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

Redemption Fees

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  The Funds are not designed for short-term traders.  Frequent purchases and redemptions can generate substantial cash flow and these cash flows can unnecessarily disrupt the Funds’ investment program.  Short-term traders often redeem or exchange when the market is most turbulent, which can force the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned.  Short-term trading may drive up the Funds’ transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.  Additionally, redemptions or exchanges of short-term holdings may create missed opportunity costs for the Funds, as the Investment Adviser is unable to take or maintain positions with certain securities employing certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for less than one month.  These fees will be paid to the Funds to help offset transaction costs.  The Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Funds or shareholders.

The Funds will use the first-in, first-out (“FIFO”) method to determine the one month holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than one month, the redemption fee will be assessed.  The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a one month period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemption to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the Securities and Exchange Commission.

Notice of Customer Verification

In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  Please contact the Funds’ transfer agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

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Exchange Privilege

You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Institutional Class shares for Institutional Class shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.  An exchange of Fund shares held for less than one month may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.

Call (800) 930-3828 to learn more about the other mutual funds offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV of that Class as of the close of business on the record date for such distributions.  However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash. The Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes

Each Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Each Fund intends to distribute substantially all of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), so that the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders.  Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax.  To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.  A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year.  Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

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Distributions from investment company taxable income are generally taxable to shareholders as ordinary income.  Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund.  The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash.  Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions.  Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%.  Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain “qualified” foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met.  For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.  The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of a Fund’s securities lending activities, portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This is known as “buying into a dividend.”

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund’s exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes.  You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)  Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund.  If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The withholding rate is 28%.

Shareholders may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future.  Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

37

Distribution of Shares

Distributor and Sub-Distributor

Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605 is the distributor for the shares of the Funds.  KFD has entered into an agreement with Quasar Distributors, LLC (“Quasar”) pursuant to which Quasar, 615 E. Michigan St. Milwaukee, Wisconsin, 53202, serves as sub-distributor for the Funds.  KFD and Quasar are registered broker-dealers and members of the National Association of Securities Dealers, Inc.  Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents

The Investment Adviser has entered into shareholder servicing agreements under which the Investment Adviser may perform, or arrange for others to perform, certain shareholder functions.  The Investment Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own Institutional Class.  For these shareholder services, the Investment Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets of the Institution Class.  The Investment Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class to 0.10% of the average daily net assets of the Institutional Class.  The Adviser and/or its affiliates may pay additional compensation from time to time, our of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Funds.

Fund Administrator

U.S Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and Portfolio. USBFS previously provided certain sub-administrative services to each Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant

U.S. Bank, N.A. serves as Custodian for each Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.  USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses.  However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

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Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio).  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Auditors

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996.  _____________________________, has been selected as independent auditors for the Funds for the fiscal year ending December 31, 2004.

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Financial Highlights

The financial highlights table set forth below is intended to help you understand each Fund’s financial performance for its period of operations.  Since the Institutional Share Class has not yet commenced operations, the financial highlights provided below are for the No Load Class of the Kinetics Funds.  Most of the information reflects financial results with respect to a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds’ (assuming reinvestment of all dividends and distributions).  The financial information provided for the years January 1, 2000 through December 31, 2003 has been audited by the Funds’ former auditors, _____________, whose report, along with the Funds’ financial statements that are included in the Funds’ annual report, is available upon request.  Their report, along with the Funds' financial statements, is _____________ in the Funds' Statement of Additional Information.  The financial information provided for the year or period ended December 31, 1999 was audited by other auditors.  _____________ has been retained as independent auditors for the Funds for the fiscal year ending December 31, 2004.

The Internet Fund

For the year ended December 31,
		No Load Class Six Months Ended June 30, 2004 (Unaudited)	No Load Class Year Ended December 31, 2003	No Load Class Year Ended December 31, 2002		No Load Class Year Ended December 31, 2001	No Load Class Year Ended December 31, 2000		No Load Class Year Ended December 31, 1999

PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$		$16.69	$21.80		$24.12	$49.73		$15.72

Income from Investment Operations:
Net investment income (loss)			0.03	(0.08	)(3)	(0.17)	(0.76)		(0.30)
Net realized and unrealized gain (loss) on investments			6.66	(5.03)		(2.15)	(24.85)		34.33

Total gain (loss) from investment operations			6.69	(5.11)		(2.32)	(25.61)		34.03

Less Distributions:
From net investment income			(0.07)	—		—	—		—
From net realized gains			—	—		—	—		(0.02)

Total distributions			(0.07)	—		—	—		(0.02)

Net Asset Value, End of Period			$23.31	$16.69		$21.80	$24.12		$49.73

Total Return			40.11%	(23.44)%		(9.62)%	(51.50)%		216.50%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)			$230,971	$189,618		$297,793	$432,978		$1,163,097
Ratio of expenses to average net assets:
Before expense reimbursement			2.39%	2.42%		2.37%	2.06%		2.00%
After expense reimbursement			2.39%	2.42%		2.37%	2.00%		2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement			0.11%	(0.41)%		(0.61)%	(1.49)%		(1.29)%
After expense reimbursement			0.11%	(0.41)%		(0.61)%	(1.43)%		(1.29)%
Portfolio turnover rate			N/A	N/A		N/A	21	%(2)	89%
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Internet Fund entered into a master-feeder fund structure).
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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The Internet Emerging Growth Fund

	No Load Class Six Months Ended June 30, 2004	No Load Class Year Ended December 31,
	(Unaudited)	2003	2002	2001	2000

PER SHARE DATA(1)
Net Asset Value, Beginning of Period		$3.24	$4.30	$3.69	$10.00

Income from Investment Operations:
Net investment income (loss)		0.04	(0.08)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments		1.05	(0.98)	0.64	(6.28)

Total gain (loss) from investment operations		1.09	(1.06)	0.61	(6.31)

Less Distributions:
From net investment income		(0.05)	—	—	—
From net realized gains		—	—	—	—

Total distributions		(0.05)	—	—	—

Net Asset Value, End of Period		$4.28	$3.24	$4.30	$3.69

Total Return		33.56%	(24.65)%	16.53%	(63.10)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)		$4,677	$3,338	$5,277	$4,378
Ratio of expenses to average net assets:
Before expense reimbursement		3.64%	3.78%	4.17%	3.33%
After expense reimbursement		2.74%	2.74%	2.74%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement		0.11%	(3.03)%	(2.09)%	(1.76)%
After expense reimbursement		1.01%	(1.99)%	(0.66)%	(0.43)%
Portfolio turnover rate
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).

The Paradigm Fund

	No Load Class Six Months Ended June 30, 2004	No Load Class Year Ended December 31,
	(Unaudited)	2003	2002	2001	2000

PER SHARE DATA(1)
Net Asset Value, Beginning of Period		$10.12	$10.61	$10.40	$10.00

Income from Investment Operations:

Net investment income (loss)		0.05	(0.14)	(0.13)	(0.00	)(2)
Net realized and unrealized gain (loss) on investments		4.79	(0.35)	0.34	0.40

Total gain (loss) from investment operations		4.84	(0.49)	0.21	0.40

Less Distributions:
From net investment income		(0.05)	—	—	—
From net realized gains		—	—	—	—

Total distributions		(0.05)	—	—	—

Net Asset Value, End of Period		$14.91	$10.12	$10.61	$10.40

Total Return		47.87%	(4.62)%	2.02%	4.00%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)		$57,646	$5,044	$4,817	$3,803
Ratio of expenses to average net assets:
Before expense reimbursement		2.24%	2.97%	3.47%	4.96%
After expense reimbursement		1.74%	2.74%	2.74%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement		0.57%	(1.61)%	(1.91)%	(3.02)%
After expense reimbursement		1.07%	(1.38)%	(1.18)%	(0.06)%
Portfolio turnover rate		N/A	N/A	N/A	5	%(3)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) The amount is less than $0.01 per share.
(3) Rate listed represents the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).

The Medical Fund

	Six Months Ended	No Load Class For the Year Ended December 31,					No Load Class September 30, 1999(1)through
	June 30, 2004						December 31,
	(Unaudited)	2003	2002	2001	2000		1999
PER SHARE DATA(2)
Net Asset Value, Beginning of Period		$12.72	$18.06	$20.98	$13.35		$10.00

Income from Investment Operations:
Net investment loss		(0.25)	(0.21)	(0.25)	(0.15)		(0.02)
Net realized and unrealized gain (loss) on investments		3.20	(5.05)	(2.64)	7.78		3.37

Total gain (loss) from investment operations		2.95	(5.26)	(2.89)	7.63		3.35

Less Distributions:
From net investment income		—	—	—	—		—
From net realized gains		—	(0.08)	(0.03)	—		—

Total distributions		—	(0.08)	(0.03)	—		—

Net Asset Value, End of Period		$15.67	$12.72	$18.06	$20.98		$13.35

Total Return		23.19%	(29.14)%	(13.77)%	57.15%		33.50	%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)		$23,695	$22,604	$40,416	$63,314		$6,944
Ratio of expenses to average net assets:
Before expense reimbursement		2.52%	2.55%	2.28%	2.21%		5.99	%(4)
After expense reimbursement		2.52%	2.55%	2.28%	2.00%		2.00	%(4)
Ratio of net investment loss to average net assets:
Before expense reimbursement		(1.55)%	(1.49)%	(1.17)%	(1.24)%		(5.24	)%(4)
After expense reimbursement		(1.55)%	(1.49)%	(1.17)%	(1.03)%		(1.25	)%(4)
Portfolio turnover rate		N/A	N/A	N/A	1	%(5)	1%

(1) Commencement of operations.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Not Annualized.
(4) Annualized.
(5) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure)

The Small Cap Opportunities Fund

	Six Months Ended	No Load Class For the year ended December 31,					No Load Class March 20, 2000(1)
	June 30, 2004						through December 31,
	(Unaudited)	2003	2002		2001		2000

PER SHARE DATA(2)
Net Asset Value, Beginning of Period		$10.04	$14.50		$11.10		$10.00

Income from Investment Operations:
Net investment income (loss)		0.25	(0.18	)(3)	(0.19	)(3)	(0.00	)(4)
Net realized and unrealized gain (loss) on investments		6.43	(4.21)		3.59		1.10

Total gain (loss) from investment operations		6.68	(4.39)		3.40		1.10

Less Distributions:
From net investment income		(0.17)	—		—		—
From net realized gains		—	(0.07)		—		—

Total distributions		(0.17)	(0.07)		—		—

Net Asset Value, End of Period		$16.55	$10.04		$14.50		$11.10

Total Return		66.51%	(30.28)%		30.63%		11.00	%(7)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)		$23.665	$3,313		$9,266		$517
Ratio of expenses to average net assets:
Before expense reimbursement		2.34%	2.95%		3.73%		24.50	%(5)
After expense reimbursement		2.34%	2.74%		2.74%		2.00	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement		2.14%	(1.59)%		(2.37)%		(22.59	)%(5)
After expense reimbursement		2.14%	(1.38)%		(1.38)%		(0.09	)%(5)
Portfolio turnover rate		N/A	N/A		N/A		8	%(6)
(1) Commencement of operations.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4) The amount listed is less than $0.005 per share.
(5) Annualized.
(6) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).
(7) Not Annualized.

Kinetics Mutual Funds, Inc.

The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

Investment Adviser and Shareholder Servicing Agent	Kinetics Asset Management, Inc 1311 Mamaroneck Avenue White Plains, NY 10605

Legal Counsel	Drinker Biddle & Reath LLP One Logan Square 18th And Cherry Streets Philadelphia, PA 19103-6996

Independent Auditors	___________ ___________ ___________

Transfer Agent, Fund Accountant, and Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian	U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45201

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated ________, 2004

The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Prospectus of Kinetics Mutual Funds, Inc., to request additional information about Kinetics Mutual Funds, Inc. or to make shareholder inquires, please contact us.

By Telephone:                                                      By Internet:

(800) 930-3828                                                   http://www.kineticsfunds.com

By Mail:

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:

You may review and obtain copies of Kinetics Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

No Load, Institutional, and Advisor Classes

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

As Revised ___________, 2004

The Internet Fund The Internet Emerging Growth Fund The Paradigm Fund The Medical Fund The Small Cap Opportunities Fund The Kinetics Government Money Market Fund

Each of the series (individually, a “Fund” and collectively, the “Funds”) of Kinetics Mutual Funds, Inc. is in a master/feeder fund structure. Each Fund is a feeder fund to a corresponding series (individually, a “Portfolio” and collectively, the “Portfolios”) of the Kinetics Portfolios Trust. Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Funds seek their investment objectives by investing all of their investable assets in their corresponding Portfolios. Each Portfolio (except the Kinetics Government Money Market Portfolio) is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of their respective feeder Fund. The Kinetics Government Money Market Portfolio is an open-end, diversified investment company with an investment objective and strategies identical to those of its feeder Fund.

This Statement of Additional Information (“SAI”) provides general information about each of the Funds and the Portfolios. This SAI is not a Prospectus and should be read in conjunction with the relevant Fund’s current No Load Prospectus or Advisor Classes Prospectus, each dated April 30, 2004 or the Institutional Class Prospectus dated ________, 2004, as supplemented and amended from time to time, which are incorporated hereto by reference. To obtain a copy of the Prospectuses, please write or call the Funds at the address or telephone number below. To obtain a copy of the Prospectus and SAI of the Portfolios dated April 30, 2004, providing general information about the Portfolios, which is incorporated herein by reference, please write or call the Portfolios at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Phone: (800) 930-3828

The most recent Annual Report and Semi-Annual Report to Shareholders of Kinetics Mutual Funds, Inc., and the financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are ____________ into this SAI.

TABLE OF CONTENTS

General Information about Kinetics Mutual Funds, Inc.
Description of the Funds
Investment Restrictions
Investment Policies and Associated Risks
Temporary Investments
Portfolio Turnover
Management of the Funds and the Portfolios
Control Persons and Principal Holders of Securities
Proxy Voting Policies
Investment Adviser
Shareholder Servicing
Administrative Services
Distributor and Sub-Distributor
Distribution Plans
Custodian
Codes of Ethics
Valuation of Shares
Purchasing Shares
Redemption of Shares
Brokerage
Taxes
Performance Information
Independent Auditors
Financial Statements
Appendix

1

General Information about Kinetics Mutual Funds, Inc.

Kinetics Mutual Funds, Inc. (the “Company”) is a Maryland corporation, established on March 26, 1999. The Company is comprised of several series of mutual funds, all of which are open-end investment companies. Kinetics Portfolios Trust (the “Trust”) is a Delaware statutory trust, established on March 14, 2000. The Trust is comprised of several series of mutual funds, all of which are open-end investment companies with investment objectives and strategies identical to those of the individual Funds of the Company. The Funds and Portfolios are set up in a master/feeder fund structure whereby each Fund is a “feeder” fund that invests all of its investable assets in a corresponding “master” Portfolio. The principal business office for the Company and the Trust is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. Kinetics Asset Management, Inc. (“Kinetics” or the “Adviser”) is a New York corporation that serves as the investment adviser to the Portfolios.

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interests with no par value. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable. Each holder of shares of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust each currently consist of six series. Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (“1940 Act”), each Fund is permitted to offer several classes of shares as follows: No Load, Institutional, Advisor A, Advisor B and Advisor C Classes. Advisor  Class A shares are subject to a front-end sales load as described in the Prospectus and a Rule 12b-1 fee. Advisor Class B shares are subject to a contingent deferred sales load as described in the Prospectus and a Rule 12b-1 fee. Advisor  Class C shares are subject to a Rule 12b-1 fee. The table below lists the Funds together with their share Classes and corresponding Portfolio. The Kinetics Government Money Market Fund is the only Fund that does not have the ability to offer shares of the Advisor Classes.

Feeder Funds with No Load, Institutional and Advisor Classes	Master Portfolios

The Internet Fund - No Load, Institutional, A, B, C	The Internet Portfolio
The Internet Emerging Growth Fund - No Load, Institutional, A, B, C	The Internet Emerging Growth Portfolio
The Paradigm Fund - No Load, Institutional, A, B, C	The Paradigm Portfolio
The Medical Fund - No Load, Institutional, A, B, C	The Medical Portfolio
The Small Cap Opportunities Fund - No Load, Institutional, A, B, C	The Small Cap Opportunities Portfolio
The Kinetics Government Money Market Fund - No Load	The Kinetics Government Money Market Portfolio

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, Inc. The expenses incurred pursuant to the Rule 12b-1 Plans will be borne solely by Advisor Classes A, B and C shares of the applicable Funds and constitute the only expenses allocated on a Class by Class basis.

2

Please note that the only Advisor Classes of the Funds currently available to shareholders are as follows:

Fund Name	Class

The Internet Fund	Advisor Class A shares
The Medical Fund	Advisor Class A shares
The Paradigm Fund	Advisor Classes A and C shares
The Small Cap Opportunities Fund	Advisor Class A shares

Rights of Each Share Class

Each share of common stock of a Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote. All shares of all Classes of each Fund in the Company have equal voting rights. However, matters affecting only one particular Fund or Class, can be voted on only by shareholders in that Fund or Class. Only shareholders of Advisor Class A, B or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such Class. All shareholders are entitled to receive dividends when and as declared by the Directors from time to time and as further discussed in the Prospectuses.

Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Funds invest all of their investable assets in the corresponding Portfolios. Accordingly, a shareholder’s interest in a Portfolio’s underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in a Portfolio on the same terms and conditions and would pay a proportionate share of a Portfolio’s expenses. However, other mutual fund or institutional investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund. Shareholders of a Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of a Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure. The Master/Feeder Fund Structure may also allow each Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds’ methods of operation and shareholder services are not materially affected by their investment in the Portfolios, except that the assets of the Funds are managed as part of a larger pool of assets. Since the Funds invest all of their assets in the respective Portfolios, they hold only beneficial interests in the Portfolios; the Portfolios invest directly in individual securities of other issuers. The Fund otherwise continues its normal operation.

Certain changes in a Portfolio’s objective, policies and/or restrictions may require the Company to withdraw a Fund’s interest in the corresponding Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. The Company’s Board of Directors retains its right to withdraw any of the Fund’s investments from the Portfolios at any time if it determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolios may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds that have large or institutional investors.

3

Funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the Portfolio in the same proportion as the Fund’s shareholders. Shares of a Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Description of the Funds

The investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.

The Internet Fund

The Internet Fund and the Internet Emerging Growth Fund are non-diversified funds with the same primary investment objective of long-term growth of capital. The Funds are designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Funds seek to achieve their investment objectives by investing all of their investable assets in their corresponding Portfolios. Except during temporary defensive periods, each Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of companies engaged in the Internet and Internet-related activities. The Funds should not be used as a trading vehicle.

The Paradigm Fund

The Paradigm Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity, and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Fund should not be used as a trading vehicle.

The Medical Fund

The Medical Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Fund should not be used as a trading vehicle.

The Small Cap Opportunities Fund

The Small Cap Opportunities Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary, defensive periods, at least 80% of the Portfolio’s net assets plus any borrowings for investment purposes will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. The Fund should not be used as a trading vehicle.

4

The Kinetics Government Money Market Fund

The Kinetics Government Money Market Fund is a diversified fund with a primary investment objective of providing current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. The Portfolio invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Portfolio seeks to achieve its investment objective in compliance with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Portfolio will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds. The Portfolio will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (“NRSRO”) according to Rule 2a-7. The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

Investment Restrictions

Unless otherwise noted, the Funds and the Portfolios have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Funds may be changed only with the approval of the holders of a majority of the Funds’ outstanding voting securities. The investment restrictions of the Portfolios may be changed only with the approval of the holders of a majority of the Portfolios’ outstanding voting securities. As used in this SAI, “a majority of a Fund’s (or Portfolio’s) outstanding voting securities” means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio.
  Each Fund/Portfolio will not act as underwriter for securities of other issuers.

  Each Fund/Portfolio will not make loans except as permitted under the securities lending restrictions as stated in the Prospectus.

  With respect to 50% of its total assets, each Fund/Portfolio (other than the Kinetics Government Money Market Fund) will not invest in the securities of any issuer if as a result the Fund/Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Funds. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios. With respect to 75% of the Kinetics Government Money Market Fund’s/Portfolio’s total assets, the Kinetics Government Money Market Fund/Portfolio will not invest more than 5% of its total assets in securities of any one issuer other than U.S. Government Securities.

  Each Fund/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5

  Each Fund/Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

  The Internet Fund/Portfolio and the Internet Emerging Growth Fund/Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in their respective Portfolios.

  The Paradigm Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result more than 20% of the Fund’s/Portfolio’s total net assets would be in the securities of such industries.

  The Medical Fund/Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

  The Small Cap Opportunities Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s net assets plus any borrowings for investment purposes will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

  The Kinetics Government Money Market Fund/Portfolio will not invest in the securities of any one industry with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 25% of the Portfolio’s total net assets would be invested in the securities of such industry.

  The Funds/Portfolios will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Funds/Portfolios may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

  The Funds/Portfolios will not issue senior securities.
With respect to Investment Limitations No. 7 and No. 9 above, utility companies will be divided according to their services; for example, gas, electric and telephone will each be considered a separate industry. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by a Portfolio will not constitute a violation of such limitation.

6

Adherence by the Kinetics Government Money Market Fund/Portfolio to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 3 above.

Non-Fundamental Investment Limitations

The following are the Funds’ and Portfolios’ non-fundamental operating policies that may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

The Internet Fund/Portfolio, Internet Emerging Growth Fund/Portfolio, Medical Fund/Portfolio and the Small Cap Opportunities Fund/Portfolio will not make any changes in their respective investment policies of investing at least 80% of net assets in the investments suggested by a Fund’s/Portfolio’s name without first providing the Fund’s/Portfolio’s shareholders with at least 60 days’ prior notice.

Investment Policies and Associated Risks

The Funds’ and the corresponding Portfolios’ investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the investment policies and risks of the Funds’ and Portfolios’ investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI pertain to all of the Funds and the corresponding Portfolios. Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively, without shareholder approval.

Common and Preferred Stock

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Portfolios (other than the Kinetics Government Money Market Portfolio) may invest in convertible and non-convertible debt obligations without regarding to rating, and as a result, the Portfolios may purchase or hold securities in the lowest rating categories. Debt securities in these lowest investment grade categories are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments. As compared to debt securities with higher ratings, these “high risk” securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. At no time will the Portfolios have more than 20% of their respective total assets invested in any debt securities that are rated below investment grade or if the security is unrated, of comparable quality as determined by a Portfolio’s Adviser, either at the time of purchase or as a result of a reduction in rating after purchase. Please see the “Appendix” to this Statement of Additional Information for a description of debt security ratings.

When-Issued and Delayed Delivery Transactions

The Portfolios (including the Kinetics Government Money Market Portfolio) may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolios purchase securities with payment and delivery scheduled for a future time. The seller’s failure to complete these transactions may cause the Portfolios to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

7

The Portfolios may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, each Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Portfolio may realize short-term profits or losses upon the sale of such commitments.

These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio’s records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Portfolios do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Repurchase Agreements - The Kinetics Government Money Market Fund

The Kinetics Government Money Market Portfolio may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Portfolio and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Portfolio or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio’s assets subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio’s adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Other Money Market Funds - The Kinetics Government Money Market Fund

As an efficient means of carrying out its investment policies, the Kinetics Government Money Market Portfolio may invest in the securities of other money market funds. A disadvantage to investing in other money market funds is that they also carry certain expenses such as management fees. As a result, any investment by the Portfolio in shares of other money market funds may duplicate certain shareholder expenses.

Restricted and Illiquid Securities

Each Portfolio may invest in a limited amount of restricted securities. Restricted securities are any securities in which the Portfolios may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.

Fixed-Income Securities

The fixed-income securities in which the Portfolios may invest are generally subject to two kinds of risk: credit risk and market risk.

8

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they become due. The ratings given a security by Moody’s and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

Market Risk. All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Depositary Receipts. The Portfolios may invest in American Depositary Receipts (“ADRs”) or other forms of depositary receipts, such as International Depositary Receipts (“IDRs”). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect a Portfolio to the extent that the Portfolio is invested in ADRs comprised of foreign securities.

Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolios and that may ultimately be available for distribution to the Portfolios’ and Funds’ shareholders.

Derivatives

Buying Call and Put Options. The Portfolios, except the Kinetics Government Money Market Portfolio, may purchase call options. Such transaction may be entered into in order to limit the risk of a substantial increase in the market price of the security that each Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolios may purchase put options. By buying a put, each Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

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Writing (Selling) Call and Put Options. The Portfolios, except the Kinetics Government Money Market Portfolio, may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as each Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by the Portfolios give the holder the right to buy the underlying securities from the Portfolios at a stated exercise price. A call option written by the Portfolios is “covered” if the Portfolios own the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolios hold a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolios in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolios may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. A Portfolio’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Portfolio has not entered in to a closing purchase transaction.

As a writer of an option, each Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause each Portfolio to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to each Portfolio’s ability to close out the option it has written.

Each Portfolio may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, the Portfolio may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Portfolio will own the underlying securities. Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicated the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When each Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolios may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

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During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to a Portfolio’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Portfolios to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Portfolios to use cash or proceeds from the investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Portfolio will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. Likewise, a Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

Writing Over-The-Counter (“OTC”) Options. The Portfolios, except the Kinetics Government Money Market Portfolio, may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange-traded options. Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange-traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

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The staff of the Securities and Exchange Commission has often taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities. The Portfolios will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolios.

Futures Contracts. Each Portfolio, except the Kinetics Government Money Market Portfolio, may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin”. Thereafter, a Portfolio may need to make subsequent deposits, known as “variation margin”, to reflect changes in the level of the stock index. Each Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of the Portfolio’s net assets.

To the extent a Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures. Although the Portfolios may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, each Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of each Portfolio’s investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of each Portfolio’s investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of each Portfolio’s investment securities may differ substantially from the changes anticipated by a Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Portfolio’s initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the Adviser’s judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Portfolio’s strategies for hedging its securities.

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Distressed Investments

Each Portfolio, other than the Kinetics Government Money Market Portfolio, may invest up to 5% of its assets in securities of companies that are in financial distress (i.e. involved in bankruptcy or reorganization proceedings). These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness. There can be no assurance that the Adviser will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities. Financially distressed securities involve considerable risk that can result in substantial or even total loss on a Portfolio’s investment.

It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings. Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities. In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by the Adviser. To the extent that the Adviser becomes involved in such proceedings, the Adviser may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Temporary Investments

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Internet Fund and the Internet Emerging Growth Fund or the corresponding Portfolios may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Medical Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, each Portfolio, except the Kinetics Government Money Market Portfolio, may also hold a portion of their assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolios will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers’ acceptances purchased by the Portfolios will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. Each Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

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Portfolio Turnover

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Funds and the Portfolios must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolios may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolios do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held. Portfolio turnover rates may vary depending on the volume of buying and selling activities. Rates over 100% are considered high. The Small Cap Opportunities Fund expects to have a portfolio turnover rate greater than 100%. The table below shows the portfolio turnover rates for the past two fiscal years. Portfolio turnover is reported at the Portfolio level.

Portfolio turnover rate for:	Fiscal Year Ended December 31, 2002	Fiscal Year Ended December 31, 2003

The Internet Portfolio	41%	69%
The Internet Emerging Growth Portfolio	27%	20%
The Paradigm Portfolio	40%	20%
The Medical Portfolio	9%	16%
The Small Cap Opportunities Portfolio	200%	180%
The Kinetics Government Money Market Portfolio	N/A	N/A

Management of the Funds and the Portfolios

Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the 1940 Act, as amended. The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.

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Independent Trustees

Name, Address and Age	Position(s) Held with Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/Trustee	Other Directorships Held by Director/Trustee

Steven T. Russell (40) 138 Fairview Avenue Bayport, NY 11705	Independent Director/ Independent Trustee	Indefinite/ 4 years	Attorney and Counselor at Law, Partner Law firm of Russell and Fig (since September 2002); Steven Russell Law Firm (1994 to 2002); Professor of Business Law, Suffolk County Community College (1997 to Present).	12	N/A

Douglas Cohen, C.P.A. (42) 6 Saywood Lane Stonybrook, NY 11790	Independent Director/ Independent Trustee	Indefinite/ 4 years	Wagner, Awerma & Strinberg, LLP Certified Public Accountant (1997 to present); Leon D. Alpern & Co. (1985 to 1997).	12	Director, The Kinetics Fund (2003 to Present); Director Kinetics Health Fund (2004 to present)

William J. Graham, (42) 330 Motor Parkway Suite 207 Hauppauge, NY 11788	Independent Director/ Independent Trustee	Indefinite/ 4 years	Attorney, William J. Graham, PC (2000 to present); Braken & Margolin, LLP (1997 to 2000); Gabor & Gabor (1995 to 1997).	12	N/A

15

Name, Address and Age	Position(s) Held with Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/Trustee	Other Directorships Held by Director/Trustee

Joseph E. Breslin, (50) 54 Woodland Drive Rye Brook, NY 10573	Independent Director/ Independent Trustee	Indefinite/ 4 years	Independent Consultant, Whitehall Asset Management (May 2003 to Present); Senior Managing Director, Marketing & Sales, Whitehall Asset Management, a financial services company (1999 to May 2003); President, J.E. Breslin & Co., an investment management consulting firm (1994 to 1999).	12	Director of Andrx Corporation

John J. Sullivan, (72) 1311 Mamaroneck Ave. Suite130 White Plains, NY 10605	Independent Director/ Independent Trustee	Indefinite/ 4 years	Retired; Senior Advisor, Long Term Credit Bank of Japan, Ltd.; Executive Vice President, LTCB Trust Company (1987-1999).	12	Director of Board of Governors for The Sky Club; Director, The Kinetics Fund (2003 to Present); Director, Kinetics Health Fund (2004 to Present)

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Interested Trustees & Officers

Name, Address and Age	Position(s) Held with Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/Trustee	Other Directorships Held by Director/Trustee

Murray Stahl* (50) 470 Park Avenue South, 4th Floor New York, NY 10016	Director/Trustee, Secretary	Indefinite/ 4 years	Chairman, FRMO Corp., (2001to present) and Horizon Asset Management, Inc. (investment adviser) (1994 to Present); Director of Research, Kinetics Asset Management and Kinetics Mutual Funds, Inc.	12	Chairman of Horizon Asset Management; Chairman FRMO Corporation

Peter B. Doyle*(41) 470 Park Avenue South, 4th Floor New York, NY 10016	Director/Trustee, President & Chairman of the Board	Indefinite/ 2 years	President, Kinetics Asset Management and Kinetics Fund Distributors, Inc. (2002 to present); Director and Officer, Horizon Asset Management, Inc. (1994 to Present); Chief Investment Strategist, Kinetics Asset Management and Kinetics Mutual Funds, Inc. (1998 to Present).	12	N/A

Leonid Polyakov*, (44) 1311 Mamaroneck Ave. Suite130 White Plains, NY 10605	Director/Trustee & Treasurer	Indefinite term/ 2 years	CFO, Kinetics Asset Management, Inc. (2000 to Present); Vice President, JP Morgan (1997 to 2000).	12	N/A

*Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act.
**The term “fund complex” refers to the Funds and the Portfolios.

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Board Committees

The Board has three standing committees as described below:

Audit Committee

Members	Description	# of Meetings during Past Fiscal Year

Joseph E. Breslin Douglas Cohen William J. Graham Steven T. Russell John J. Sullivan	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Funds/Portfolios.	The Committee met once during the year ended December 31, 2003.

Nominating Committee

Members	Description	# of Meetings during Past Fiscal Year

Joseph E. Breslin Douglas Cohen William J. Graham Steven T. Russell John J. Sullivan	Responsible for seeking and reviewing candidates for consideration as nominees for Trustees/Directors as is considered necessary from time to time	The Committee did not meet during the year ended December 31, 2003.

Pricing Committee

Members	Description	# of Meetings during Past Fiscal Year

Joseph E. Breslin Douglas Cohen William J. Graham Steven T. Russell John J. Sullivan

Responsible for (1) monitoring the valuation of the Portfolios’
securities and other investments; and (2) as required by the Portfolios’ valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.
The Committee met twice during the year ended December 31, 2003.

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Board Interest in the Fund

As of December 31, 2003, the Directors/Trustees owned the following amounts in the Funds:
Name of Director/Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Trustee

INDEPENDENT DIRECTORS/TRUSTEES

Steven T. Russell	None		None

Douglas Cohen, C.P.A.	Internet Fund Paradigm Fund Medical Fund	$1-$10,000 $1-$10,000 $1-$10,000	$10,001-$50,000

William J. Graham	None		None

Joseph E. Breslin	Paradigm Fund	$10,001-$50,000	$10,001-$50,000

John J. Sullivan	Paradigm Fund	$1-$10,000	$1-$10,000

INTERESTED DIRECTORS/TRUSTEES

Murray Stahl	Paradigm Fund Small Cap Opportunities Fund	$10,001-$50,000 $10,001-$50,000	$50,001-$100,000

Leonid Polyakov	Internet Fund Internet Emerging Fund Paradigm Fund Medical Fund Small Cap Opportunities Fund	$1-$10,000 $1-$10,000 $10,001-$50,000 $10,001-$50,000 $1-$10,000	$50,001-$100,000

Peter B. Doyle	Paradigm Fund Small Cap Opportunities Fund	Over $100,000 $1-$10,000	Over $100,000

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended (including Pricing or Audit Committee Meetings), as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman. The “interested persons” who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Funds or the Portfolios. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 2003.

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Compensation Table

Name and Position	Aggregate Compensation From Funds/Portfolio	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**

Murray Stahl* Director	None	None	None	None

Peter B. Doyle* Director/Trustee	None	None	None	None

Leonid Polyakov* Director/Trustee	None	None	None	None

Steven T. Russell Independent Director	$22,000	None	None	$22,000

Douglas Cohen, CPA Independent Director	$27,000	None	None	$27,000

William J. Graham Independent Director	$20,000	None	None	$20,000

Joseph E. Breslin Independent Director	$27,000	None	None	$27,000

John J. Sullivan Independent Director	$22,000	None	None	$22,000

* “Interested person” as defined under the 1940 Act.
** Includes compensation paid by Kinetics Portfolios Trust.

Control Persons and Principal Holders of Securities

The following table provides the name and address of any person who owned of record or beneficially 5% or more of the outstanding shares of a Fund as of _____________, 2004 (a “principal shareholder”). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Please note that since the Institutional Class is not yet operational, no information is available.

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Control Persons of The Internet Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership

National Financial Services Corp. 200 Liberty Street New York, NY 10281			Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104			Record

(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership

Wexford Clearing and Services Corp. Dr. Steven Rosenberg & Mr. Robin Rosenberg 30 E. 60th Street New York, NY 10022-1008			Beneficial

Fiserv Securities, Inc. Attn. Mutual Funds One Commerce Square 2005 Market Street, Suite 1200 Philadelphia, PA 19103-7084			Record

Wexford Clearing and Services Corp. Mr. Stephen Mailman 837 Timber Lane Dresher, PA 19025-1811			Beneficial

Control Persons of The Internet Emerging Growth Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership

National Financial Services Corp. 200 Liberty Street New York, NY 10281			Record

Charles Schwab & Co Inc. 101 Montgomery Street San Francisco, CA 94104			Record

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Control Persons of The Paradigm Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership

Charles Schwab & Co Inc. 101 Montgomery Street San Francisco, CA 94104			Record

National Financial Services Corp. 200 Liberty Street New York, NY 10281			Record

(Advisor Class C Shares)

Name and Address	Shares	% Ownership	Type of Ownership

Investment Resources Group C/O John Goddard Rev. Paul Goddard P/O/ Box 6127 Rockford, IL 61125-1127			Record

National Financial Services Corp. 200 Liberty Street New York, NY 10281			Record

Mark Harms P.O. Box 417 1900 Laminton Road Bedminster, NJ 07921-2706			Record

Control Persons of The Medical Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership

National Financial Services Corp. 200 Liberty Street New York, NY 10281			Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104			Record

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(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership

First Clearing Corporation Victor M. Sternberg 158 Mirst Road Briarcliff, NY 10510-2547			Record

First Clearing Corporation Samuel M. Pure 23 Bretton Ridge Road Mount Kisco, NY 10549-4701			Record

Control Persons of The Small Cap Opportunities Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104			Record

National Financial Services Corp. 200 Liberty Street New York, NY 10281			Record

(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership

Janney Montgomery Scott, LLC Cynthia Lee McGregor 1801 Market Street Philadelphia, PA 19103-1675			Record

Control Persons of The Kinetics Government Money Market Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership

Kinetics Asset Management, Inc. Attn. Leonid Polyakov 1311 Mamaroneck Avenue White Plains, NY 10606-5221			Record

Management Ownership

As of __________, 2004, the officers and/or Directors of the Funds as a group owned less than 1% of the outstanding shares of the Funds.

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Proxy Voting Policies

The Portfolios have delegated their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Portfolios believe that the Adviser is in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. The Adviser’s proxy voting policies are summarized below.

Policies of the Adviser

It is the Adviser’s policy to vote all proxies received by the Portfolios in a timely manner. Upon receiving each proxy, the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. One of the key factors the Adviser considers when determining the desirability of investing in a particular company is the quality and depth of its management. Therefore, the Adviser follows the recommendations of management and generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

The Adviser has designated a Proxy Administrator who will be responsible for ensuring that all proxy matters are communicated to the portfolio managers and Chief Investment Strategist for consideration. The Proxy Administrator will then vote the proxies consistent with the instructions by a portfolio manager or Chief Investment Strategist, and the guidelines adopted by the Adviser. In addition, the Proxy Administrator shall be responsible for establishing positions with respect to corporate governance and other proxy issues. The Proxy Administrator also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues and corporate responsibility.

Conflicts of Interest

The Adviser’s duty is to vote in the best interests of the Portfolios’ shareholders. In situations where the Adviser perceives a material conflict of interest, the Adviser may disclose the conflict to the relevant clients; defer to the voting recommendation of the clients or of an independent third party provider of proxy services; send the proxy directly to the clients for a voting decision; or take such other action in good faith, in consultation with counsel, to determine the appropriate method to resolve the conflict in the interest of clients, based upon the particular facts and circumstances. With respect to investment company clients, conflicts may arise as to votes involving the investment adviser, the underwriter, their affiliates or affiliates of the investment company. In such cases, the Adviser will follow the voting guidelines described herein, including the process for handling conflicts. Under normal circumstances, if a conflict is determined not to be material, the Adviser will vote the proxy in accordance with this policy. The method selected by the Adviser to vote proxies in the presence of a conflict may vary depending upon the facts and circumstances of each situation and the requirement of applicable law. In all such cases, the Adviser will take steps designed to ensure that the decision to vote the proxies was based on the client’s best interest and was not a product of the conflict.

More Information

The Portfolio’s actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, (800) 930-3828 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Portfolios’ proxy voting policies and procedures are also available by calling toll-free at (800) 930-3828 and will be sent within three business days of receipt of a request.

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Investment Adviser

Kinetics Asset Management, Inc. (“Kinetics” or the “Adviser”) is a New York corporation that serves as the investment adviser to the Portfolios.

On February 23, 2004, the Board of the Trustees of the Trust, on behalf of the Portfolios, re-approved a management and advisory contract (the “Agreement”) with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolios. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor “interested persons” as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolios. Ultimate decisions as to the investment policy are made by the Portfolio’s officers and the Trustees.

During the past fiscal year, the Trustees considered and approved the Trust’s investment advisory agreement with the Adviser. In connection with the review, the Trustees of the Trust, with the advice and assistance of independent counsel, received and considered information and reports relating to the nature, quality and scope of the services provided to the Portfolios by the Adviser and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, and shareholder services and the total expense ratio of each Portfolio of the Trust relative to its peer group of mutual funds.

Under the Agreement, Kinetics furnishes investment advice to the Portfolios by continuously reviewing the portfolio and recommending to the Portfolios to what extent securities should be purchased or sold. Pursuant to the Agreement, the Adviser:

  renders research, statistical and advisory services to the Portfolios;
  makes specific recommendations based on the Portfolios’ investment requirements;
  pays the salaries of those of the Portfolios’ employees who may be officers or directors or employees of the Adviser.

Advisory Fees

For the above services, the Portfolios have each agreed to pay to Kinetics an annual fee of 1.25% (or 0.50% in the case of the Kinetics Government Money Market Portfolio) of each Portfolio’s average daily net assets. All fees are computed on the average daily closing net asset value (“NAV”) of the Portfolios and are payable monthly. Fund advisory fees reflect Portfolio level expenses allocated to the Funds. During the fiscal years ended December 31, 2001, 2002 and 2003, the Adviser was paid the following amounts:

Advisory Fees[1]	2001	2002	2003

The Internet Fund	$4,587,342	$3,576,695	$3,143,264
The Internet Emerging Growth Fund	$63,083	$50,351	$50,010
The Paradigm Fund	$78,081	$128,088	$353,672
The Medical Fund	$595,353	$371,870	$324,205
The Small Cap Opportunities Fund	$57,258	$93,295	$222,828
The Kinetics Government Money Market Fund	$199,783	$469,262	$246,264

1Fees reflect Feeder Fund level expenses as well as master portfolio level expenses allocated to the Feeder Funds.

Of the advisory fees, the following fees were waived and expenses reimbursed:

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Waiver and Reimbursement	2001	2002	2003

The Internet Fund	N/A	N/A	N/A
The Internet Emerging Growth Fund	$63,887	$42,179	$36,201
The Paradigm Fund	$45,940	$23,983	$143,087
The Medical Fund	N/A	N/A	N/A
The Small Cap Opportunities Fund	$45,787	$15,857	N/A
The Kinetics Government Money Market Fund	$44,751	$53,036	$188,162

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. (“Horizon”) and is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Funds or by the Portfolios or by the Funds and the Portfolios jointly, as more fully described below. The Funds pay all other expenses, including:

  fees and expenses of directors not affiliated with the Adviser;
  legal and accounting fees;
  interest, taxes, and brokerage commissions; and
  record keeping and the expense of operating its offices.
Shareholder Servicing

The Adviser has entered into shareholder servicing agreements with the Funds’ classes under which the Adviser may perform, or arrange for others to perform, certain shareholder functions. The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Classes. For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No-Load Class, Advisor Classes and Institutional Class. The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class to 0.10% of the average daily net assets of the Institutional Class. The Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Funds.

Shareholder Servicing Fees	2001	2002	2003

The Internet Fund	$916,904	$714,738	$629,244
The Internet Emerging Growth Fund	$12,649	$10,117	$10,076
The Paradigm Fund	$15,748	$25,766	$71,430
The Medical Fund	$79,822	$74,325	$64,830
The Small Cap Opportunities Fund	$11,510	$18,838	$45,329
The Kinetics Government Money Market Fund	$100,403	$234,584	$123,244

Administrative Services

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) currently serves as Administrator of the Funds and the Portfolios. U.S. Bancorp previously provided certain sub-administrative services to the Portfolios. U.S. Bancorp replaced Kinetics as Administrator on August 2002. The Administrator is entitled to receive annual fees, which are payable monthly, based on each Fund’s and each Portfolio’s average net assets. During the fiscal year ended December 31, 2001, 2002, and 2003, the Funds and the Portfolios paid the Adviser and/or U.S. Bancorp the following aggregate amounts for administrative services:

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Administrative Services Fees[1]	2001	2002	2003

The Internet Fund/Portfolio	$550,368	$564,047	$457,333
The Internet Emerging Growth Fund/Portfolio	$7,591	$7,783	$7,733
The Paradigm Fund/Portfolio	$9,396	$20,446	$61,757
The Medical Fund/Portfolio	$71,404	$57,824	$48,145
The Small Cap Opportunities Fund/Portfolio	$6,883	$14,011	$34,593
The Kinetics Government Money Market Fund/Portfolio	$60,037	$182,102	$90,505

1Fees reflect Feeder Fund level expenses as well as Master Portfolio level expenses allocated to the Feeder Funds.

U.S. Bancorp, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Funds’ accountant and transfer agent. As such, U.S. Bancorp provides certain shareholder services and record management services as well as acting as the Portfolios’ dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

  establish and maintain shareholders’ accounts and records, process purchase and redemption transactions,
  process automatic investments of client account cash balances, answer routine client inquiries regarding the Portfolios,
  assist clients in changing dividend options,
  account designations, and addresses, and
  providing such other services as the Portfolios may reasonably request.

Distributor and Sub-Distributor

Kinetics Funds Distributor, Inc. (“KFDI”) 1311 Mamaroneck Avenue, Suite 130, White Plains, New York 10605 is the distributor of the Funds’ shares. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc., and an affiliate of the Adviser. KFDI entered into an agreement with Quasar Distributors, LLC (“Quasar”) dated September 20, 2000 pursuant to which Quasar serves as sub-distributor. Quasar is located at 615 E. Michigan Street, Milwaukee, Wisconsin, 53202, and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Distribution Plans

The Company, on behalf of the Funds, has adopted two Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% (currently limited to 0.25%) of the average daily net asset value of such shares to the Distributor or other qualified recipient under the Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of such shares to the Distributor. The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Funds to achieve economic viability.

The Plan for the Advisor Class A shares is a “reimbursement” Plan that provides the Company the ability to use assets of the Funds to reimburse KFDI and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan up to 0.50% of average daily net assets.

The Plan for Advisor Classes B and C shares is a “compensation” type Plan that provides the Company with the ability to use assets of the Funds to pay KFDI and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan.
Activities covered by both Plans include:

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  the advertising and marketing of shares of the Funds covered by the Plan;
  preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
  implementing and operating the Plan.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (“Independent Directors”), cast in person at a meeting called for that purpose. As long as the Plans are in effect, the independent Directors must select and nominate other independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Funds' outstanding shares covered by the Plans. All material amendments to the Plans or any related agreements must be approved by a vote of the independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFDI is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans. KFDI is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

Pursuant to the Plan, during the fiscal year ending December 31, 2003 the Class A shares accrued the fees payable to the Distributor:

Advisor Class A shares

12b-1 Fees paid to Distributor	2003

The Internet Fund[1]	$27,417
The Internet Emerging Growth Fund[2]	N/A
The Paradigm Fund[3]	$21,403
The Medical Fund[4]	$4,309
The Small Cap Opportunities Fund[5]	$2,427

1
The Advisor Class A shares of the Fund commenced operations on April 26, 2001.
2The Advisor Classes of shares of the Fund have not yet commenced operations.
3The Advisor Class A shares of the Fund commenced operations on April 26, 2001
4The Advisor Class A shares of the Fund commenced operations on April 26, 2001.
5The Advisor Class A shares of the Fund commenced operations on December 31, 2001.

Class C

12b-1 Fees paid to Distributor	2003

The Paradigm Fund[1]	$5,973

1The Advisor Class C shares of the Fund commenced operations on June 28, 2002.

These amounts were accrued as compensation for Distribution Services and Shareholder Services. No Payments pursuant to the Distribution Plan were made by the Funds for advertising, printing or mailing Prospectuses, or interest or other carrying or finance charges.

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Custodian

U.S. Bank, N.A. (“U.S. Bank”) is custodian for the securities and cash of the Portfolios. Under a Custody Agreement, U.S. Bank holds the Portfolios’ assets in safekeeping and keeps all necessary records and documents relating to its duties. U.S. Bank receives an annual fee equal to 0.010% of the Portfolios’ average daily net assets with a minimum annual fee of $3,000.

U.S. Bank has also serves as custodian of the shares of beneficial interest of the Portfolios held by the Funds pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping of the Funds’ shares of beneficial interest and all necessary records and documents relating to such shares.

Codes of Ethics

The Company, Kinetics and KFDI have adopted Codes of Ethics pursuant Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolios, for their own accounts.

Valuation of Shares

Shares of the Funds are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Funds. The Funds’ NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time, 12:00 p.m. for the Kinetics Government Money Market Fund) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For all Portfolios except Kinetics Government Money Market Portfolio, the Portfolios’ investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolios may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

The Portfolios’ investment securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Trading in foreign securities may be completed at times when the NYSE is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of a Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

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The net asset value per share of each Class of shares of a Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	Net Asset Value per share

Shares Outstanding of the Class

An example of how the Funds calculated the net asset value per share as of December 31, 2003 is as follows:

The Internet Fund (No Load Class)

$230,970,915	=	$23.31

9,909,719

The Internet Fund (Advisor Class A)

$427,815	=	$22.88

18,698

The Internet Emerging Growth Fund (No Load Class)

$4,677,117	=	$4.28

1,091,667

The Paradigm Fund (No Load Class)

$57,646,237	=	$14.91

3,867,475

The Paradigm Fund (Advisor Class A)

$13,156,511	=	$14.82

887,484

The Paradigm Fund (Advisor Class C)

$2,125,379	=	$14.73

144,263

The Medical Fund (No Load Class)

$23,695,354	=	$15.67

1,511,808

The Medical Fund (Advisor Class A)

$758,215	=	$15.47

49,028

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The Small Cap Opportunities Fund (No Load Class)

$23,664,865	=	$16.55

1,430,333

The Small Cap Opportunities Fund (Advisor Class A)

$2,075,196	=	$16.50

125,740

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolios.

Please note that since the Institutional Class is not yet operational, no net asset value information is available.

The Kinetics Government Money Market Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund and the Portfolio of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

Purchasing Shares

Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Funds. Shares of the Funds are sold at their net asset value plus any applicable sales charge. Except for the Funds themselves (through KFDI), only investment dealers that have an effective selling agreement with the Funds are authorized to sell shares of the Funds.

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Advisor Class A Shares – Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

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  You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;
  You are a client of a broker-dealer or agent that has special arrangements with the distributor through its selling agreement; or
  The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Sales Loads

You will not have to pay a sales charge on purchases of Advisor Class A shares if (i) you are an employee of a broker dealer or agent that has a selling agreement with the distributor; (ii) you are a client of a broker-dealer that has arrangements with the distributor through its selling agreement; or (iii) the sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion. Employees, directors or trustees of Kinetics Asset Management, Inc., Kinetics Funds Distributor, Inc., Kinetics Mutual Funds, Inc., Kinetics Portfolios Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees, directors or trustees will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares – Reducing the Sales Charge

Advisor Class A shares of the Funds are sold at their net asset value plus a sales charge as described in the Prospectus. Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

  purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts signing a 13-month letter of intent
  using the reinvestment privilege
  making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances. Consult your broker-dealer.

Large Purchases and Quantity Discounts As indicated in the Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share. If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in the Fund. For example, if a shareholder already owns shares of the Internet Fund with a value at the current net asset value (“NAV”) of $40,000 and subsequently purchases $10,000 more at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus. When making additional purchases, shareholders should inform the Funds in writing that they already own Advisor Class A shares of the Fund at the time of purchasing more shares.

Signing a Letter of Intent If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent to reduce the sales charge. A letter of intent includes a provision allowing the Funds to adjust the sales charge depending on the amount you actually purchase within the 13-month period. It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed. The shares held in escrow in the investor’s account will be released when the letter of intent is fulfilled or when the 13-month period is over, whichever comes first. If the investor did not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference in the sales charge.

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The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased. Any shares (except money market shares) purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date. The investor’s prior trade prices will not be adjusted, however.

Reinvestment Privilege If Advisor Class A shares of any of the Funds have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge. Shareholders should inform the Funds, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases Another way to reduce the sales charge is to combine purchases made at the same time in two or more of the Funds that apply sales charges. For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund, the sales charge would be lower. Investors should inform the Funds in writing about the concurrent purchases so that they will not be overcharged.

Broker Dealer Purchases Purchases of the Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Advisor Class B Shares – Eliminating the Contingent Deferred Sales Charge

Advisor Class B shares of the Funds are sold at their net asset value but are subject to a contingent deferred sales charge if such shares are sold within six years of purchase as described in the Prospectus. No CDSC will be charged for redemptions made under the following circumstances:

  redemptions made following death or disability (as defined by the IRS)
  redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70½ years old or older involuntary redemptions made in shareholder accounts that do not have the required minimum balance

Death or Disability To receive the CDSC exemption with respect to death or disability, the Adviser or KFDI must be notified in writing at the time of the redemption that the shareholder, or his or her executor, requests the exemption.

IRA or other Retirement Plan The exemption from the CDSC for Individual Retirement Accounts or other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

Involuntary Redemptions The Funds reserve the right to redeem shares of accounts with low balances (balances below $1,000). Shareholders will not be charged a CDSC for this type of involuntary redemption. See the Prospectus for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares within the Company. To participate in the exchange privilege, shareholders must exchange shares having a net asset value of at least $1,000. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange.

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Shareholders may exchange shares by telephone or in writing as follows:

  By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

  In Writing

You may send your exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

You may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares, Advisor Class B shares for Advisor Class B shares and Advisor Class C shares for Advisor Class C shares. Advisor Class A shares of the Company’s Funds may exchange into and out of the No Load Class of the Money Market Fund.

NOTE: The Funds may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank, by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Funds do not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Special Incentive Programs

At various times the Funds may implement programs under which a dealer’s sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Funds, or participate in sales programs sponsored by the Funds. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Funds. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers

The Funds may authorize one or more brokers to accept purchase orders on a shareholder’s behalf. Brokers are authorized to designate intermediaries to accept orders on the Funds’ behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Funds’ NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Funds directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

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Redemption of Shares

To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 930-3828

A written request in “good order” to redeem shares must include:

  the shareholder’s name,
  the name of the Fund;
  the account number;
  the share or dollar amount to be redeemed; and
  signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days. Note that redemptions of Advisor Classes B shares may be subject to contingent deferred sales charges.

If shareholders request redemption proceeds be sent to an address other than that on record with the Funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

  a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
  a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
  a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
  any other ‘‘eligible guarantor institution’’ as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Redemption Fees

The Funds, with the exception of the Kinetics Government Money Market Fund, are designed for long-term investors willing to accept the risks associated with a long-term investment. The Funds are not designed for short-term traders. Frequent purchases and redemptions can generate substantial cash flow and these cash flows can unnecessarily disrupt the Funds’ investment programs. Short-term traders often redeem or exchange when the market is most turbulent, which may force the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned. Short-term trading may drive up the Funds’ transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors. Additionally, redemptions or exchanges of short-term holdings may create missed opportunity costs for the Funds, as the Adviser is unable to take or maintain positions with certain securities employing certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Funds, with the exception of the Kinetics Government Money Market Fund, assess a 2.00% fee on the redemption or exchange of Fund shares held for less than one month. These fees will be paid to the Funds to help offset transaction costs. The redemption fee will not be assessed on Advisor Class B shares, until the earlier of (i) the effective date of any rules promulgated by the Securities and Exchange Commission requiring the imposition of a redemption fee on such shares or (ii) the development and implementation of the systems necessary to support the imposition of a redemption fee on such shares. Each Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

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The Funds will use the first-in, first-out (“FIFO”) method to determine the one month holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than one month, the redemption fee will be assessed using the current net asset value of those shares. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a one month period from the date of purchase. In order to determine if shares will be subject to a fee, “one month” is defined as one month and one day from the calendar date of the purchase or trade, irrespective of the number of actual days in the month. For example, if a shareholder purchases shares on January 15th, these shares will no longer be subject to the redemption if redeemed on or after February 16th.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

Brokerage

Each Portfolio’s assets are invested by the Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolios of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolios, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolios do not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

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When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolios from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that it manages, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of a Portfolio, may also enter into arrangements, commonly referred to as “broker/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolios in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion the Portfolio’s custodian, administrative or transfer agency fees, etc., and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The Portfolios may direct certain portfolio trades to affiliated and unaffiliated brokers who pay a portion of the commissions for those trades in cash to the applicable Portfolio that generated the commission. The Portfolios have entered into such an agreement with a broker/dealer affiliated with the Adviser. For the year ended December 31, 2003, the total expenses of the Paradigm Portfolio and the Small Cap Opportunities Portfolio were reduced by $28,798 and $31,668, respectively, by using directed brokerage credits.

The same security may be suitable for a Portfolio, another Portfolio of the Trust or other private accounts managed by the Adviser. If and when a Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of a Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

All brokerage commissions are reflected at the Portfolio level. The following table represents the total brokerage commissions paid by the Portfolios for the years ended December 31, 2001, 2002, and 2003, respectively:

Total Brokerage Commissions Paid	2001	2002	2003

The Internet Portfolio	$605,889	$374,565	$426,013
The Internet Emerging Growth Portfolio	$1,676	$2,557	$1,011
The Paradigm Portfolio	$21,129	$31,888	$169,475
The Medical Portfolio	$35,789	$25,707	$25,642
The Small Cap Opportunities Portfolio	$78,315	$84,206	$252,244
The Kinetics Government Money Market Portfolio	N/A	N/A	N/A

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The following table represents the total brokerage commissions paid to affiliated broker-dealers (Rule 17-e transactions) by the Portfolios for the years ended December 31, 2001, 2002, and 2003, respectively:

Total Affiliated Brokerage Commissions Paid	2001	2002	2003

The Internet Portfolio	$177,099	$76,050	$224,546
The Internet Emerging Growth Portfolio	$498	$888	$234
The Paradigm Portfolio	$2,392	$$11,116	$54,146
The Medical Portfolio	$3,540	$2,280	3,676
The Small Cap Opportunities Portfolio	$8,510	$34,872	$130,092
The Kinetics Government Money Market Portfolio	N/A	N/A	N/A

Taxes

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986, as amended, the Funds, by paying out substantially all of their investment income and realized capital gains, have been and intend to continue to be relieved of federal income tax on the amounts distributed to shareholders. To be taxed as a “regulated investment company” or “RIC” under Sub-Chapter M, the Funds (which are treated separately from each other series of the Company for these purposes), must distribute to their shareholders for each taxable year at least 90% of the Funds’ taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional qualification requirements. Among these requirements are the following:

(a)   each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income;

(b)   at the close of each quarter, (i) at least 50% of the value of the Funds’ total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Funds’ total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. Each Fund (as an investor in the corresponding Portfolio) will be deemed to own a proportionate share of the Portfolio’s assets and to earn a proportionate share of the Portfolio’s income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Funds will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. For federal income tax purposes, the Funds’ distributions attributable to investment company taxable income, including short-term capital gains, will generally be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company’s Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%. Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain “qualified” foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of a Fund’s securities lending activities, portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

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Each Fund is required by federal law to withhold 28% of reportable payments (that may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Performance Information

Average Annual Total Returns
The average annual total return of each Class of shares of the Funds is calculated according to the following formula:

P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Returns (after taxes on distributions)

The average annual total return (after taxes on distributions) of each Class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVD

where “P” equals a hypothetical initial payment of $1000; “T” equals average annual total return (after taxes on distributions; “n” equals the number of years; and “ATVD” equals the ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

Average Annual Total Returns (after taxes on distributions and redemptions)

The average annual total return (after taxes on distributions and sale of Fund shares) of each Class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return (after taxes on distributions; “n” equals the number of years; and “ATVDR” equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.

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The Fund’s after-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases the figure representing “Return After Taxes on Distributions and Sales of Fund Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on you tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), this information may not apply to your investment.

Cumulative Total Returns

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield

Annualized yield quotations for each Class of shares are calculated by dividing the interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

YIELD =   2[(a-b + 1)6 - 1]
cd

where “a” equals dividends and interest earned during the period; “b” equals expenses accrued for the period, net of reimbursements; “c” equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and “d” equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

For the Kinetics Government Money Market Fund, yield is calculated daily based upon the seven days ending on the day of the calculation, called the “base period.” This yield is computed by:

  determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned form the original one share and all dividends declared on the original and any purchased shares;
  dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and
  multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Kinetics Government Money Market Fund, the performance will be reduced for those shareholders paying those fees. The yield for the seven day period ended 12/31/2003 was 0.00%.

Effective Yield

The effective yield for the Kinetics Government Money Market Fund is computed by compounding the unannualized base period return by:

  adding 1 to the base period return;
  raising the sum to the 365/7th power; and
  subtracting 1 from the result.

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The effective yield for the seven day period ended 12/31/2003 was 0.00%.

Other Information

The Funds’ performance data represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Funds will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount.

Independent Auditors
_________________________________________, serves as the Funds’ independent auditors, whose services include examination of the Funds’ financial statements and the performance of other related audit and tax services.

Financial Statements
The audited financial statements for the Funds are ______________ to the Funds’ Annual Report, for the year ended December 31, 2003, as filed with the Securities and Exchange Commission on ______________.

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Appendix
DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

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“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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- PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

iPositive means that a rating may be raised.
iNegative means that a rating may be lowered.
iStable means that a rating is not likely to change.
iDeveloping means a rating may be raised or lowered.
iN.M. means not meaningful.

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Moody’s

Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (UPG), on review for possible downgrade (DNG), or more rarely with direction uncertain (UNC). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (POS), Negative (NEG), Stable (STA) and Developing (DEV -- contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A RUR (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, NOO (No Outlook) may be displayed.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

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KINETICS MUTUAL FUNDS, INC.
PART C
OTHER INFORMATION

ITEM 22.	EXHIBITS

(a)	Amended and Restated Articles of Incorporation[1]

(b)	Amended and Restated By-laws[1]

(c)	Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.

(d)	Investment Advisory Agreements. Incorporated by reference to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2000, and Amendment No. 5 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on April 30, 2002.

(e)	Underwriting Contracts[2]

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Contract between Registrant, Kinetics Portfolios Trust and U.S. Bank Milwaukee, N.A.[1]

(h)	Other Material Contracts

(1)	Administrative Services Agreement between Registrant and U.S. Bancorp Fund Services, LLC [4]

(2)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC[4]

(3)	Transfer Agent Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC[4]

(4)	Amended Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. – To be filed by amendment.

(5)	Agreement of the Joint Insureds between Registrant, Kinetics Portfolios Trust and The Internet Fund, Inc.[1]

(6)	Power of Attorney[4]

(i)	Legal Opinion – To be filed by amendment.

(j)	Other Opinions. Not applicable.

(1)	Consent of Counsel – Filed herewith.

(k)	Omitted Financial Statements.

(l)	Initial Capital Understanding[1]

(m)	Rule 12b-1 Plan[3]

(n)	Rule 18f-3 Plan – To be filed by amendment.

(o)	Reserved.

(p)	Code of Ethics[5]

[1]	Filed September 7, 1999 with Pre-effective Amendment No. 3 to the Registration Statement.
[2]	Filed June 12, 2000 with Post-Effective Amendment No. 5 to the Registration Statement.
[3]	Filed April 26, 2001 with Post-Effective Amendment No. 8 to the Registration Statement.
[4]	Filed April 30, 2003 with Post-Effective Amendment No. 11 to the Registration Statement.
[5]	Filed April 30, 2004 with Post-Effective Amendment No. 12 to the Registration Statement.

ITEM 23.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is controlled by its Board of Directors.

ITEM 24.	INDEMNIFICATION

Reference is made to the Ninth paragraph of Registrant’s Articles of Amendment and Restatement, Article VIII of Registrant’s Amended and Restated By-Laws, and Paragraph 10(a) of the Distribution Agreement between Registrant and Kinetics Funds Distributor, Inc. With respect to the Registrant, the general effect of these provisions is to indemnify any person (trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Company. With respect to Kinetics Funds Distributor, Inc, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Kinetics Asset Management, Inc. is an investment adviser registered under the Investment Advisers Act of 1940. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Statement of Additional Information of this Registration Statement.

ITEM 26.	PRINCIPAL UNDERWRITERS:

(a)	As of the date of this filing, Kinetics Funds Distributor, Inc. ("KFDI"), Distributor for shares of the Registrant, also serves as the private placement agent for Kinetics Portfolios Trust.

(b)	To the best of Registrant's knowledge, the directors and executive officers of KFDI are as follows:

Name and Principal Business Address	Position and Offices with Kinetics Funds Distributor, Inc.	Positions and Offices with Registrant
Leonid Polyakov 1311 Mamaroneck Avenue, White Plains, New York 10605	CFO & President	Director/Trustee, Treasurer

(c) None.

ITEM 27.	LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s fund accounting servicing agent, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s investment adviser	Kinetics Asset Management, Inc 1311 Mamaroneck Avenue White Plains, NY 10605
Registrant’s custodian	U.S. Bank, N.A. 425 E. Walnut Street Cincinnati, OH 45202

ITEM 28.	MANAGEMENT SERVICES:

Not applicable.

ITEM 29.	UNDERTAKINGS:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kinetics Mutual Funds, Inc., has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of White Plains and State of New York, on the 2nd day of August, 2004.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*
Peter B. Doyle, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons representing all of the members of the Board of Directors on August 2, 2004.

NAME	TITLE

/s/ Peter B. Doyle* Peter B. Doyle	President, Chairman of the Board

/s/ Douglas Cohen* Douglas Cohen	Director

/s/ William J. Graham* William J. Graham	Director

/s/ Steven T. Russell* Steven T. Russell	Director

/s/ Murray Stahl* Murray Stahl	Director and Secretary

/s/ Joseph E. Breslin* Joseph E. Breslin	Director

/s/ Leonid Polyakov Leonid Polyakov	Director and Treasurer

/s/ John J. Sullivan* John J. Sullivan	Director

* By /s/ Leonid Polyakov Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement filed on April 30, 2003.

   Pursuant to the requirements of the Investment Company Act of 1940, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of White Plains and State of New York, on the 2nd day of August, 2004.

KINETICS PORTFOLIOS TRUST

/s/ Peter B. Doyle*
President and Chairman of the Board

* By /s/ Leonid Polyakov
Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement filed on April 30, 2003.